Contingencies (Lorazepam and Clorazepate) (Narrative) (Details) (Lorazepam and Clorazepate, USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended				12 Months Ended		0 Months Ended
	Feb. 06, 2008	Dec. 31, 2013	Jun. 01, 2005	Jun. 01, 2005 Found in violation of antitrust laws drugs	Jun. 01, 2005 Health insurers insurers	Feb. 06, 2008 Judgment reflects trebling of compensatory damages plantiffs	Feb. 06, 2008 Original verdict	Feb. 06, 2008 Original verdict plus punitive damages	Dec. 31, 2013 Self-funded customers voluntarily dismissed plantiffs	Dec. 31, 2013 Self-funded customers plantiffs	May 30, 2012 Bond	Feb. 06, 2008 Bond
Loss Contingencies [Line Items]
Loss contingency accrual			$ 12.0
Number of drugs				2
Number of plaintiffs					4	3			755	1,387
Damages awarded	69.0						11.0	58.0
Damages sought		8.0
Voluntary remittitur from plaintiffs		8.1
Bond											$ 66.6	$ 74.5